Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

May 5, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Forum Funds (the “Registrant”)
File No.: 002-67052/811-03023
Filing pursuant to Rule 497(j)

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectuses and Statements of Additional Information for Adams Harkness Small Cap Growth Fund, dated May 1, 2011, do not differ from those contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on April 29, 2011 (accession number 0000315774-11-000091).

If you have any questions related to this filing please do not hesitate to contact me at (207) 347-2051 or nathan.wagner@atlanticfundservices.com.

Sincerely,

/s/ Nathan E. Wagner

Nathan E. Wagner
Atlantic Shareholder Services

Cc:  Francine J. Rosenberger, Esq.
K&L Gates LLP

Three Canal Plaza, Suite 600, Portland, ME 04101 | P:  207-347-2000 |  F:  207-347-2190
Luxembourg  Poland  United States
www.atlanticfundservices.com